Note 7 - Components of Working Capital Accounts (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	December 31,	December 31,
	2024	2023

Inventories
Work-in-progress	$213,752	$181,751
Finished goods	20,533	26,350
Supplies and other	45,341	38,091

	$279,626	$246,192

Accrued liabilities
Accrued payroll and benefits	$192,732	$176,921
Value appreciation plans(1)	3,189	4,874
Customer advances	6,747	7,149
Other	164,775	138,792

	$367,443	$327,736